UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1735

FPA NEW INCOME, INC.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service) J. RICHARD ATWOOD, PRESIDENT FPA NEW INCOME, INC. 11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET, STE. 1600 SAN FRANCISCO, CA 94104

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2015

Item 1.                                                         Schedule of Investments.

FPA NEW INCOME INC.

PORTFOLIO OF INVESTMENTS

June 30, 2015

(Unaudited)

	Principal Amount	Fair Value

BONDS & DEBENTURES

Commercial Mortgage-backed Securities — 15.9%
Agency — 1.1%
Government National Mortgage Association
2013-55 A — 1.317% 5/16/2034	$943,674	$938,580
2012-22 AB — 1.661% 3/16/2033	3,094,290	3,108,514
2012-2 A — 1.862% 6/16/2031	4,864,059	4,882,955
2011-49 A — 2.45% 7/16/2038	2,716,041	2,732,708
2010-155 B — 2.525% 6/16/2039	2,825,000	2,870,021
2011-49 AB — 2.80% 1/16/2034	10,672,680	10,755,286
2011-120 A — 3.866% 8/16/2033	8,104,015	8,158,636
2011-143 AB — 3.91% 3/16/2033	26,028,747	26,444,165
2006-63 B — 5.005% 3/16/2038	220,997	224,470
2006-51 B — 5.301% 4/16/2037	1,814,151	1,843,058
2010-148 AC — 7.00% 12/16/2050	261,345	285,754
		$62,244,147
Agency Stripped — 10.0%
Government National Mortgage Association
2004-10 — 0.00% 1/16/2044	13,559,866	136
2010-63 — 0.032% 5/16/2050	31,756,804	501,757
2010-49 — 0.037% 2/16/2050	23,673,940	372,391
2002-56 — 0.043% 6/16/2042	89,511	138
2011-64 IX — 0.049% 10/16/2044	40,736,603	1,668,164
2010-18 — 0.058% 1/16/2050	39,997,459	629,560
2009-119 — 0.084% 12/16/2049	71,148,328	1,129,124
2011-10 — 0.09% 12/16/2045	56,342,656	1,135,305
2011-6 — 0.114% 10/16/2052	145,463,337	2,869,992
2009-60 — 0.183% 6/16/2049	24,231,782	589,559
2009-86 — 0.209% 10/16/2049	53,095,430	1,028,989
2010-28 — 0.24% 3/16/2050	49,668,189	1,256,605
2008-8 — 0.272% 11/16/2047	21,964,877	400,200
2007-77 — 0.281% 11/16/2047	37,887,005	1,113,120
2008-24 — 0.292% 11/16/2047	9,869,417	172,024
2011-16 — 0.325% 9/16/2046	78,328,422	2,661,600
2009-71 — 0.361% 7/16/2049	13,906,039	306,767
2010-148 IX — 0.368% 10/16/2052	43,500,500	1,320,675
2004-108 — 0.444% 12/16/2044	7,215,841	284,015
2009-49 — 0.477% 6/16/2049	23,849,297	665,395
2013-72 — 0.517% 11/16/2047	516,310,637	27,522,455
2005-9 — 0.524% 1/16/2045	4,453,142	102,734
2009-105 — 0.53% 11/16/2049	21,757,693	808,081
2010-161 IA — 0.566% 12/16/2050	196,647,259	4,794,260
2004-43 — 0.571% 6/16/2044	32,446,161	779,681
2008-45 — 0.60% 2/16/2048	10,347,155	327,798
2014-88 IE — 0.61% 3/16/2055	163,129,882	9,058,831
2013-35 — 0.624% 1/16/2053	347,042,724	18,792,398
2012-35 — 0.63% 11/16/2052	109,827,760	4,778,617
2012-9 — 0.658% 11/16/2052	133,981,709	9,593,090
2011-164 — 0.662% 4/16/2046	107,000,069	5,280,453
2008-92 — 0.678% 10/16/2048	31,948,221	1,430,961

2013-7 — 0.679% 5/16/2053	$340,506,455	$21,097,950
2013-29 — 0.689% 5/16/2053	114,893,870	6,618,266
2006-55 — 0.69% 8/16/2046	21,892,072	788,990
2012-44 — 0.70% 3/16/2049	50,073,066	2,029,837
2008-48 — 0.715% 4/16/2048	12,613,534	494,577
2011-92 IX — 0.75% 11/16/2044	20,367,445	1,146,076
2010-123 — 0.756% 9/16/2050	51,470,995	1,996,560
2014-120 — 0.78% 4/16/2056	70,302,170	4,333,946
2012-125 — 0.782% 2/16/2053	109,285,144	6,617,871
2012-45 — 0.79% 4/16/2053	27,461,174	1,509,835
2008-78 — 0.796% 7/16/2048	10,784,928	514,980
2012-95 — 0.851% 2/16/2053	135,396,859	8,944,939
2009-30 — 0.854% 3/16/2049	12,512,227	499,989
2014-157 — 0.861% 5/16/2055	183,963,014	12,768,578
2012-150 — 0.863% 11/16/2052	91,132,840	6,253,845
2011-78 IX — 0.872% 8/16/2046	107,278,852	4,765,327
2009-4 — 0.874% 1/16/2049	19,069,188	877,373
2012-131 — 0.884% 2/16/2053	103,581,694	7,547,635
2013-80 — 0.886% 3/16/2052	62,401,538	4,708,102
2014-138 — 0.888% 4/16/2056	35,324,482	2,560,456
2011-165 — 0.892% 10/16/2051	200,723,218	8,420,339
2012-25 — 0.892% 8/16/2052	168,451,103	8,673,800
2012-58 — 0.894% 2/16/2053	271,983,438	17,020,724
2013-1 — 0.915% 2/16/2054	136,454,808	10,168,026
2013-125 — 0.918% 10/16/2054	26,055,511	1,424,291
2011-120 — 0.929% 12/16/2043	85,100,782	6,720,409
2012-79 — 0.939% 3/16/2053	170,615,391	10,467,254
2014-135 — 0.94% 1/16/2056	380,740,075	27,492,213
2014-164 — 0.94% 1/16/2056	375,619,570	26,411,540
2013-13 — 0.946% 7/16/2047	104,949,175	6,666,959
2012-85 — 0.951% 9/16/2052	180,524,861	12,005,012
2015-7 — 0.96% 1/16/2057	23,171,224	1,911,109
2013-30 — 0.978% 9/16/2053	223,092,228	15,087,281
2011-149 — 0.982% 10/16/2046	20,907,215	2,383,423
2015-19 — 0.99% 1/16/2057	172,538,181	14,865,079
2013-61 — 0.997% 5/16/2053	150,140,644	10,223,332
2011-143 — 1.001% 4/16/2053	83,292,595	8,846,507
2014-175 — 1.009% 4/16/2056	308,304,388	25,572,585
2014-110 — 1.009% 1/16/2057	120,920,698	10,657,201
2015-47 — 1.011% 10/16/2056	252,573,030	22,149,038
2014-153 — 1.015% 4/16/2056	301,748,308	25,265,899
2014-187 — 1.017% 5/16/2056	259,404,561	21,865,496
2012-33 — 1.02% 6/16/2052	272,243,641	12,828,638
2013-45 — 1.044% 12/16/2053	118,124,861	6,984,818
2015-41 — 1.052% 9/16/2056	100,126,288	8,476,151
2012-4 — 1.092% 5/16/2052	215,885,651	10,475,398
2006-30 — 1.106% 5/16/2046	3,329,106	252,213
2014-28 — 1.188% 10/16/2054	111,023,220	9,351,963
2014-49 — 1.357% 8/16/2054	171,325,898	15,330,618
		$555,447,323
Non-agency — 4.8%
A10 Term Asset Financing LLC 2013-2 A — 2.62% 11/15/2027**	8,430,421	8,463,783
COMM Mortgage Trust
2012-9W57 A — 2.365% 2/10/2029**	53,551,000	54,523,572

2001-J2A C — 6.586% 7/16/2034**	$3,209,345	$3,357,421
2001-J2A D — 6.94% 7/16/2034**	6,426,000	6,748,984
Credit Suisse Commercial Mortgage Trust Series 2006-C5 A3 — 5.311% 12/15/2039	32,330,709	33,426,358
Del Coronado Trust 2013-DEL MZ 2013-HDMZ M — 5.186% 3/15/2018**	9,488,000	9,491,719
Monty Parent Issuer 1 LLC 2013-LTR1 B — 4.25% 11/20/2028**	8,795,463	8,795,955
Morgan Stanley Capital I Trust 2006-TOP23 2006-T23 A4 — 6.01% 8/12/2041	19,403,575	20,039,050
Ores NPL LLC 2014-LV3 B — 6.00% 3/27/2024**	49,969,000	49,982,492
Rialto Capital Management LLC
2014-LT5 B — 5.00% 5/15/2024**††	7,412,000	7,374,940
2015-LT7 B — 5.071% 12/25/2032**††	17,716,000	17,716,000
2014-LT6 B — 5.486% 9/15/2024**	10,040,000	10,045,381
VFC LLC 2014-2 B — 5.50% 7/20/2030**	6,185,000	6,194,375
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 A3 — 5.678% 5/15/2046	30,982,000	32,999,793
		$269,159,823
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES		$886,851,293

Residential Mortgage-backed Securities — 22.0%
Agency Collateralized Mortgage Obligation — 11.4%
Banc of America Large Loan Ball 2009 FDG C — 7.524% 1/25/2042**	22,008,000	23,625,260
Federal Home Loan Mortgage Corporation
3711 AD — 2.50% 8/15/2023	98,466	98,974
2634 PA — 3.00% 2/15/2023	21,642	21,805
3829 CD — 3.00% 8/15/2024	846,268	853,351
2809 UC — 4.00% 6/15/2019	446,503	464,688
2990 TD — 4.00% 5/15/2035	60,283	62,339
3992 H — 4.00% 6/15/2036	115,129	116,941
3986 P — 4.00% 3/15/2039	248,472	254,209
3578 AM — 4.50% 9/15/2016	683,509	692,067
2614 BY — 4.50% 5/15/2018	1,137,315	1,185,093
2645 BY — 4.50% 7/15/2018	231,042	240,381
2649 AN — 4.50% 7/15/2018	2,129,750	2,220,724
2656 PE — 4.50% 7/15/2018	465,326	485,187
2930 KT — 4.50% 2/15/2020	1,158,519	1,215,219
2995 JK — 4.50% 6/15/2020	1,487,012	1,553,184
3271 TB — 4.50% 2/15/2022	4,203,749	4,406,466
3969 MP — 4.50% 4/15/2039	87,299	90,325
2509 CB — 5.00% 10/15/2017	1,237,731	1,279,652
2568 XD — 5.00% 2/15/2018	331,695	346,034
3852 HA — 5.00% 12/15/2021	5,757,189	6,096,115
2494 CF — 5.50% 9/15/2017	1,270,590	1,318,199
2503 B — 5.50% 9/15/2017	1,196,824	1,241,286
3808 BQ — 5.50% 8/15/2025	5,921,261	6,228,811
3806 JB — 5.50% 2/15/2026	3,346,023	3,668,546
3855 HQ — 5.50% 2/15/2026	3,244,932	3,450,920
2453 BD — 6.00% 5/15/2017	360,507	374,365
3926 GP — 6.00% 8/15/2025	3,190,215	3,383,798
3614 DY — 6.00% 1/15/2032	7,478,109	8,302,795
Federal National Mortgage Association
2012-117 DA — 1.50% 12/25/2039	7,599,118	7,539,728
2013-30 CA — 1.50% 4/25/2043	22,686,514	22,128,821
2013-30 JA — 1.50% 4/25/2043	15,396,591	15,015,061
2014-80 GD — 2.00% 2/25/2042	44,292,822	44,239,644
2013-66 JA — 2.25% 7/25/2043	67,489,181	67,221,802

2010-83 AH — 2.50% 11/25/2018	$1,274,031	$1,299,919
2011-125 GE — 2.50% 12/25/2041	45,615,123	45,706,294
2014-29 GA — 2.50% 6/25/2043	10,116,488	10,228,591
2014-68 TL — 3.00% 10/25/2043	18,067,249	18,596,189
2012-73 JB — 3.50% 1/25/2042	30,897,925	32,313,145
2012-8 LE — 3.50% 2/25/2042	29,711,783	31,072,092
2012-26 ME — 3.50% 3/25/2042	40,656,989	42,518,319
2012-41 LB — 3.50% 4/25/2042	37,787,547	39,511,563
2012-48 MB — 3.50% 5/25/2042	37,293,393	39,000,539
2012-117 AD — 3.50% 10/25/2042	58,937,526	61,635,403
2013-112 WA — 3.50% 2/25/2043	18,938,536	19,606,576
2010-32 CL — 3.75% 8/25/2018	528,550	546,929
2003-128 NG — 4.00% 1/25/2019	281,306	292,311
2004-7 JK — 4.00% 2/25/2019	2,388,401	2,483,579
2008-18 MD — 4.00% 3/25/2019	583,884	606,293
2004-76 CL — 4.00% 10/25/2019	626,501	650,929
2009-31 A — 4.00% 2/25/2024	278,538	287,601
2009-76 MA — 4.00% 9/25/2024	696,285	717,408
2012-95 AB — 4.00% 11/25/2040	4,856,440	4,944,551
2009-70 NU — 4.25% 8/25/2019	3,619,485	3,750,583
2004-90 GA — 4.35% 3/25/2034	112,544	112,611
2003-30 HW — 4.50% 4/25/2018	447,516	465,225
2008-40 KA — 4.50% 10/25/2018	742,948	763,519
2008-18 NB — 4.50% 5/25/2020	1,406,890	1,463,189
2008-55 JL — 4.50% 7/25/2023	4,676,124	4,958,522
2008-59 KB — 4.50% 7/25/2023	2,941,416	3,073,476
2008-65 CD — 4.50% 8/25/2023	707,989	746,831
2011-7 PA — 4.50% 10/25/2039	321,534	330,615
2012-40 GC — 4.50% 12/25/2040	4,748,077	4,868,823
2012-67 PB — 4.50% 12/25/2040	7,245,712	7,473,807
2011-148 PB — 4.50% 12/25/2041	5,448,416	5,806,341
2002-74 PE — 5.00% 11/25/2017	425,214	441,617
2003-24 PD — 5.00% 4/25/2018	1,628,981	1,695,704
2003-46 BG — 5.00% 6/25/2018	1,397,422	1,460,994
2008-77 DA — 5.00% 4/25/2023	1,055,662	1,073,344
2010-39 PL — 5.00% 10/25/2032	119,384	119,345
2004-60 LB — 5.00% 4/25/2034	6,131,647	6,600,717
2011-19 WB — 5.50% 10/25/2018	4,124,722	4,333,103
2009-116 A — 5.50% 4/25/2024	1,930,633	1,972,141
2002-9 PC — 6.00% 3/25/2017	996,183	1,027,135
		$633,977,663
Agency Pool Adjustable Rate — 0.0%
Federal National Mortgage Association 865963 — 2.305% 3/1/2036	1,909,255	$2,033,777

Agency Pool Fixed Rate — 6.3%
Federal Home Loan Mortgage Corporation
B15139 — 4.50% 6/1/2019	672,302	704,151
P60959 — 4.50% 9/1/2020	1,717,671	1,796,598
G14030 — 4.50% 12/1/2020	609,827	643,730
G15169 — 4.50% 9/1/2026	12,165,635	12,884,217
G15272 — 4.50% 9/1/2026	14,823,910	15,589,470
G18056 — 5.00% 6/1/2020	917,708	977,897
G13812 — 5.00% 12/1/2020	4,321,806	4,516,893
G15036 — 5.00% 6/1/2024	16,926,515	17,844,904
G13667 — 5.00% 8/1/2024	440,545	473,975

G15435 — 5.00% 11/1/2024	$23,692,145	$25,171,513
G15173 — 5.00% 6/1/2026	11,577,956	12,260,194
G15407 — 5.00% 6/1/2026	11,267,273	12,148,434
G12400 — 5.50% 11/1/2016	77,099	78,932
G12730 — 5.50% 7/1/2017	13,957	14,468
G12829 — 5.50% 10/1/2017	15,044	15,641
G14187 — 5.50% 12/1/2020	8,264,858	8,721,987
J01270 — 5.50% 2/1/2021	153,804	167,254
G15230 — 5.50% 12/1/2024	18,214,205	19,557,353
G12139 — 6.50% 9/1/2019	395,465	408,187
A26942 — 6.50% 9/1/2034	602,237	691,206
G08107 — 6.50% 1/1/2036	1,404,614	1,612,118
P50543 — 6.50% 4/1/2037	139,915	153,514
Federal National Mortgage Association
254906 — 4.50% 10/1/2018	517,471	539,275
255547 — 4.50% 1/1/2020	154,660	162,324
MA0323 — 4.50% 2/1/2020	565,403	589,227
MA0358 — 4.50% 3/1/2020	326,970	340,747
MA0419 — 4.50% 5/1/2020	546,032	569,040
AL6725 — 4.50% 9/1/2020	7,317,497	7,648,291
735920 — 4.50% 10/1/2020	133,865	140,927
995158 — 4.50% 12/1/2020	235,850	248,714
889531 — 4.50% 5/1/2022	84,815	89,342
AL6212 — 4.50% 1/1/2027	17,370,524	18,169,071
AE0126 — 5.00% 6/1/2020	15,384,225	16,176,667
310097 — 5.00% 10/1/2020	1,498,315	1,563,156
AE0792 — 5.00% 12/1/2020	3,601,482	3,789,228
AE0314 — 5.00% 8/1/2021	26,779,841	28,166,820
AL5764 — 5.00% 9/1/2025	13,697,518	14,509,831
AL6798 — 5.00% 9/1/2025	23,199,478	24,424,153
AL4056 — 5.00% 6/1/2026	15,639,025	16,647,706
257100 — 5.50% 1/1/2018	444,408	465,886
745500 — 5.50% 12/1/2018	2,881,091	3,001,845
745119 — 5.50% 12/1/2019	4,917,870	5,230,663
995284 — 5.50% 3/1/2020	3,077,876	3,174,706
745190 — 5.50% 6/1/2020	469,072	490,025
889318 — 5.50% 7/1/2020	4,274,153	4,519,233
AL5867 — 5.50% 8/1/2023	3,350,389	3,545,886
AE0237 — 5.50% 11/1/2023	4,052,480	4,279,540
AL5812 — 5.50% 5/1/2025	13,133,578	13,928,317
AL0471 — 5.50% 7/1/2025	418,790	455,714
AL4433 — 5.50% 9/1/2025	3,797,882	4,094,202
AL4901 — 5.50% 9/1/2025	6,391,461	6,817,131
735439 — 6.00% 9/1/2019	730,867	765,174
745238 — 6.00% 12/1/2020	1,993,503	2,095,789
745832 — 6.00% 4/1/2021	9,987,336	10,566,002
AD0951 — 6.00% 12/1/2021	4,055,227	4,320,195
AL0294 — 6.00% 10/1/2022	231,098	251,440
890225 — 6.00% 5/1/2023	3,416,664	3,659,315
890403 — 6.00% 5/1/2023	4,139,090	4,357,309
725951 — 7.50% 8/1/2017	27,628	28,683
323282 — 7.50% 7/1/2028	287,471	324,250
Government National Mortgage Association 782281 — 6.00% 3/15/2023	2,343,328	2,561,453
		$349,139,913

Agency Stripped — 1.4%
Federal Home Loan Mortgage Corporation
217 PO — 0.00% 1/1/2032	$376,879	$343,351
3714 TI — 2.25% 8/15/2015	25,172,639	39,289
4138 AI — 2.50% 11/15/2022	4,665,057	283,012
3935 LI — 3.00% 10/15/2021	4,844,450	325,382
3948 AI — 3.00% 10/15/2021	6,000,548	376,234
3956 KI — 3.00% 11/15/2021	13,129,635	941,879
3968 AI — 3.00% 12/15/2021	5,002,164	357,822
3992 OI — 3.00% 1/15/2022	3,842,278	275,064
3994 AI — 3.00% 2/15/2022	9,603,164	699,401
3994 EI — 3.00% 2/15/2022	9,236,727	683,775
3998 KI — 3.00% 11/15/2026	17,000,202	1,963,928
4100 EI — 3.00% 8/15/2027	80,242,605	10,002,024
3706 AI — 3.50% 7/15/2020	5,086,192	164,964
3722 AI — 3.50% 9/15/2020	7,852,722	520,845
3735 AI — 3.50% 10/15/2020	3,835,953	253,987
3874 DI — 3.50% 10/15/2020	6,392,126	323,520
3893 DI — 3.50% 10/15/2020	4,635,994	214,541
3753 CI — 3.50% 11/15/2020	1,870,045	129,218
3755 AI — 3.50% 11/15/2020	7,326,937	512,162
3760 KI — 3.50% 11/15/2020	5,619,544	385,010
3784 BI — 3.50% 1/15/2021	5,002,921	359,858
3874 BI — 3.50% 6/15/2021	4,304,664	324,773
3893 BI — 3.50% 7/15/2021	3,675,143	278,410
3909 KI — 3.50% 7/15/2021	3,097,623	236,882
3938 IO — 3.50% 10/15/2021	21,442,414	1,662,675
3778 GI — 3.50% 6/15/2024	4,042,706	249,742
3854 GI — 3.50% 11/15/2024	2,471,287	100,889
3852 YI — 3.50% 3/15/2025	9,091,252	516,189
3763 NI — 3.50% 5/15/2025	3,606,731	358,062
3904 QI — 3.50% 5/15/2025	3,787,039	274,123
3909 UI — 3.50% 8/15/2025	5,742,321	425,334
3904 NI — 3.50% 8/15/2026	8,610,740	1,092,210
3930 AI — 3.50% 9/15/2026	11,050,882	1,378,472
4018 AI — 3.50% 3/15/2027	18,777,258	2,178,605
3684 CI — 4.50% 8/15/2024	18,500,384	1,516,504
3609 LI — 4.50% 12/15/2024	7,229,113	464,958
3917 AI — 4.50% 7/15/2026	29,508,987	3,910,988
3636 IO — 5.00% 11/15/2018	15,154,299	765,897
217 IO — 6.50% 1/1/2032	362,895	86,719
Federal National Mortgage Association
2011-88 BI — 3.00% 11/25/2020	2,814,957	115,447
2011-141 EI — 3.00% 7/25/2021	12,777,907	757,454
2012-8 TI — 3.00% 10/25/2021	6,120,467	421,238
2011-113 GI — 3.00% 11/25/2021	5,882,731	405,973
2011-129 AI — 3.00% 12/25/2021	8,131,892	575,015
2012-8 UI — 3.00% 12/25/2021	19,833,088	1,385,524
2011-137 AI — 3.00% 1/25/2022	10,597,667	751,873
2011-138 IG — 3.00% 1/25/2022	13,289,070	966,509
2011-145 IO — 3.00% 1/25/2022	16,475,936	1,154,349
2012-78 AI — 3.00% 2/25/2022	9,684,702	582,759
2012-23 IA — 3.00% 3/25/2022	7,615,402	547,612
2012-32 AI — 3.00% 4/25/2022	12,530,173	916,973

2012-53 CI — 3.00% 5/25/2022	$19,388,703	$1,428,009
2012-147 AI — 3.00% 10/25/2027	30,258,353	3,389,671
2012-145 DI — 3.00% 1/25/2028	16,566,395	2,178,428
2012-149 CI — 3.00% 1/25/2028	44,109,568	5,780,925
2010-128 LI — 3.50% 11/25/2020	9,300,614	630,424
2011-75 BI — 3.50% 11/25/2020	4,548,088	204,679
2011-78 IA — 3.50% 11/25/2020	12,147,773	570,767
2010-145 BI — 3.50% 12/25/2020	4,717,166	328,683
2011-61 BI — 3.50% 7/25/2021	4,184,444	325,632
2011-66 QI — 3.50% 7/25/2021	7,318,924	570,318
2011-104 CI — 3.50% 10/25/2021	12,292,692	941,795
2011-104 DI — 3.50% 10/25/2021	20,800,727	1,523,749
2011-110 AI — 3.50% 11/25/2021	8,663,069	641,479
2011-118 IC — 3.50% 11/25/2021	23,646,516	1,845,225
2011-125 DI — 3.50% 12/25/2021	16,331,034	1,318,486
2011-143 MI — 3.50% 1/25/2022	6,568,256	462,535
2012-2 MI — 3.50% 2/25/2022	10,023,554	809,631
2010-137 BI — 3.50% 2/25/2024	3,254,208	137,827
2010-135 DI — 3.50% 4/25/2024	7,170,020	351,793
2011-75 AI — 3.50% 1/25/2025	14,027,919	811,162
2011-66 BI — 3.50% 3/25/2025	1,640,467	82,952
2011-80 KI — 3.50% 4/25/2025	7,125,507	483,166
2011-67 CI — 3.50% 8/25/2025	3,729,570	293,412
2011-22 IC — 3.50% 12/25/2025	7,474,923	792,736
2011-101 EI — 3.50% 10/25/2026	17,271,155	2,182,918
2011-69 TI — 4.00% 5/25/2020	4,206,666	200,844
2010-89 LI — 4.00% 8/25/2020	7,036,196	464,874
2010-104 CI — 4.00% 9/25/2020	3,121,850	213,428
2011-67 EI — 4.00% 7/25/2021	7,780,445	503,981
2010-110 IH — 4.50% 10/25/2018	7,894,156	417,576
2009-70 IN — 4.50% 8/25/2019	10,838,430	552,873
2008-15 JI — 4.50% 6/25/2022	1,049,831	20,325
2010-114 CI — 5.00% 4/25/2018	9,428,136	476,469
2010-30 IO — 5.00% 8/25/2018	4,038,459	231,548
2010-25 NI — 5.00% 3/25/2025	1,274,176	86,529
2003-64 XI — 5.00% 7/25/2033	969,184	174,427
Government National Mortgage Association 2011-49 IX — 1.161% 4/16/2045	55,608,455	2,056,401
		$77,043,101
Non-agency Collateralized Mortgage Obligation — 2.9%
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	107,637	109,838
Citigroup Mortgage Loan Trust 2014-A A — 4.00% 1/25/2035**	20,108,581	20,712,937
RiverView HECM Trust 2007-1 A — 0.74% 5/25/2047**	32,441,388	28,318,088
Sequoia Mortgage Trust 2012-1 1A1 — 2.865% 1/25/2042	4,811,269	4,802,350
Towd Point Mortgage Trust 2015-1
2015-2 1A1 — 3.25% 11/25/2060**	55,751,212	56,528,278
2015-2 2A1 — 3.75% 11/25/2057**	52,359,000	53,627,177
		$164,098,668
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES		$1,226,293,122

Asset-backed Securities — 41.2%
Auto — 23.3%
Ally Auto Receivables Trust 2013-SN1 A3 — 0.72% 5/20/2016	$409,181	$409,251
American Credit Acceptance Receivables Trust
2014-2 A — 0.99% 10/10/2017**	3,057,020	3,056,457
2014-1 A — 1.14% 3/12/2018**	870,287	870,499
AmeriCredit Automobile Receivables Trust
2014-1 A2 — 0.57% 7/10/2017	12,309,757	12,313,843
2013-1 A3 — 0.61% 10/10/2017	531,843	531,788
2012-5 A3 — 0.62% 6/8/2017	91,788	91,791
2014-3 A2A — 0.64% 4/9/2018	31,642,761	31,615,064
2013-2 A3 — 0.65% 12/8/2017	10,837,555	10,833,543
2012-4 A3 — 0.67% 6/8/2017	9,898,112	9,898,470
2015-2 A2A — 0.83% 9/10/2018	47,305,000	47,282,010
2014-2 A3 — 0.94% 2/8/2019	9,049,000	9,025,115
2013-4 A3 — 0.96% 4/9/2018	7,144,786	7,148,813
2012-4 B — 1.31% 11/8/2017	2,183,000	2,186,273
2013-3 B — 1.58% 9/10/2018	5,024,000	5,050,830
2013-4 B — 1.66% 9/10/2018	8,421,000	8,457,732
2012-5 C — 1.69% 11/8/2018	14,140,000	14,190,699
2015-2 B — 1.82% 7/8/2020	5,500,000	5,485,605
2014-3 B — 1.92% 11/8/2019	2,166,000	2,163,396
2012-4 C — 1.93% 8/8/2018	3,665,700	3,691,671
2013-5 C — 2.29% 11/8/2019	2,308,000	2,322,423
2012-3 C — 2.42% 5/8/2018	1,650,000	1,665,658
2015-1 C — 2.51% 1/8/2021	1,724,000	1,730,096
2012-2 C — 2.64% 10/10/2017	4,893,000	4,930,345
2012-1 C — 2.67% 1/8/2018	2,034,249	2,045,552
2011-3 C — 2.86% 1/9/2017	601,478	602,346
2012-3 D — 3.03% 7/9/2018	28,019,000	28,604,084
2011-4 C — 3.08% 7/10/2017	123,832	124,333
2012-2 D — 3.38% 4/9/2018	9,836,000	10,049,608
2012-1 D — 4.72% 3/8/2018	10,451,000	10,752,024
ARI Fleet Lease Trust 2015-A A2 — 1.11% 11/15/2018**	11,655,000	11,640,075
California Republic Auto Receivables Trust 2013-2 A2 — 1.23% 3/15/2019	10,590,285	10,618,887
Capital Auto Receivables Asset Trust
2013-1 A3 — 0.79% 6/20/2017	2,442,852	2,443,664
2013-4 A2 — 0.85% 2/21/2017	5,911,011	5,913,090
2014-2 A3 — 1.26% 5/21/2018	9,440,000	9,442,827
2014-1 A3 — 1.32% 6/20/2018	13,698,000	13,746,332
2015-2 A3 — 1.73% 9/20/2019	35,810,000	35,810,351
2014-3 A4 — 1.83% 4/22/2019	9,103,000	9,158,294
2013-4 C — 2.67% 2/20/2019	3,807,000	3,862,929
CarMax Auto Owner Trust
2014-2 A2 — 0.46% 4/17/2017	17,952,237	17,952,992
2012-3 A3 — 0.52% 7/17/2017	9,531,516	9,534,340
2012-2 B — 1.73% 2/15/2018	11,980,000	12,081,317
Chesapeake Funding LLC 2014-1A A — 0.604% 3/7/2026**	26,551,730	26,531,004
Credit Acceptance Auto Loan Trust
2014-2A A — 1.88% 3/15/2022**	16,243,000	16,268,225
2014-1A B — 2.29% 4/15/2022**	12,076,000	12,076,490
2014-2A B — 2.67% 9/15/2022**	8,639,000	8,671,602
DT Auto Owner Trust
2014-1A A — 0.66% 7/17/2017**	6,465	6,465

2014-2A A — 0.68% 8/15/2017**	$3,248,718	$3,248,229
2014-2A B — 1.34% 4/16/2018**	9,385,000	9,393,607
2014-1A B — 1.43% 3/15/2018**	5,730,000	5,732,797
2013-2A B — 1.78% 6/15/2017**	3,825,683	3,827,972
2015-1A B — 1.88% 4/15/2019**	4,003,000	4,011,597
2015-2A B — 1.88% 5/15/2019**	29,672,000	29,685,501
Enterprise Fleet Financing LLC
2012-2 A2 — 0.72% 4/20/2018**	381,922	381,934
2014-1 A2 — 0.87% 9/20/2019**	32,376,366	32,356,837
2014-2 A2 — 1.05% 3/20/2020**	44,582,392	44,564,982
Exeter Automobile Receivables Trust
2014-2A A — 1.06% 8/15/2018**	4,488,023	4,478,870
2014-1A A — 1.29% 5/15/2018**	13,899,637	13,920,382
2013-2A A — 1.49% 11/15/2017**	4,509,455	4,514,739
First Investors Auto Owner Trust
2014-1A A2 — 0.80% 2/15/2018**	1,721,735	1,721,808
2014-2A A2 — 0.86% 8/15/2018**	15,944,650	15,938,327
2013-3A A2 — 0.89% 9/15/2017**	421,876	421,902
2015-1A A2 — 1.21% 4/15/2019**	11,337,000	11,324,799
2014-1A A3 — 1.49% 1/15/2020**	9,500,000	9,528,918
Ford Credit Auto Lease Trust 2014-A B — 1.16% 8/15/2017	11,829,000	11,823,248
Ford Credit Auto Owner Trust
2013-A A3 — 0.55% 7/15/2017	22,579,301	22,584,169
2012-C B — 1.27% 12/15/2017	4,442,000	4,457,694
Honda Auto Receivables Owner Trust 2015-2 A3 — 1.04% 2/21/2019	36,050,000	36,055,588
Hyundai Auto Lease Securitization Trust
2015-A A2 — 1.00% 10/16/2017**	29,432,000	29,456,629
2014-B A4 — 1.26% 9/17/2018**	3,126,000	3,134,008
Hyundai Auto Receivables Trust 2012-C A4 — 0.73% 6/15/2018	500,000	500,292
Porsche Financial Auto Securitization Trust 2014-1 A2 — 0.38% 9/23/2016**	4,050,603	4,050,716
Porsche Innovative Lease Owner Trust 2014-1 A4 — 1.26% 9/21/2020**	15,253,000	15,284,250
Prestige Auto Receivables Trust
2014-1A A2 — 0.97% 3/15/2018**	7,941,935	7,942,309
2013-1A A2 — 1.09% 2/15/2018**	2,229,446	2,231,258
2013-1A A3 — 1.33% 5/15/2019**	4,625,000	4,632,233
2014-1A A3 — 1.52% 4/15/2020**	17,250,000	17,241,102
2015-1 A3 — 1.53% 2/15/2021**	17,143,000	17,074,032
2015-1 B — 2.04% 4/15/2021**	10,395,000	10,319,752
2012-1A B — 2.49% 4/16/2018**	3,855,000	3,879,406
Santander Drive Auto Receivables Trust
2014-2 A2A — 0.54% 7/17/2017	8,562,048	8,561,862
2014-3 A2A — 0.54% 8/15/2017	7,003,276	7,003,183
2014-1 A2A — 0.66% 6/15/2017	3,341,938	3,342,226
2014-4 A2A — 0.67% 1/16/2018	28,104,686	28,105,004
2013-2 A3 — 0.70% 9/15/2017	8,854,809	8,855,151
2013-3 A3 — 0.70% 10/16/2017	1,939,424	1,939,218
2014-1 A3 — 0.87% 1/16/2018	19,425,000	19,433,658
2013-1 B — 1.16% 1/15/2019	4,613,779	4,615,975
2012-AA B — 1.21% 10/16/2017**	11,025,267	11,030,635
2015-2 A3 — 1.22% 4/15/2019	44,286,000	44,245,598
2015-1 A3 — 1.27% 2/15/2019	7,761,000	7,773,993
2012-6 B — 1.33% 5/15/2017	152,554	152,579
2013-2 B — 1.33% 3/15/2018	6,381,000	6,390,453
2015-3 A3 — 1.49% 6/17/2019	22,275,000	22,274,751

2013-5 B — 1.55% 10/15/2018	$17,963,000	$18,031,570
2014-1 B — 1.59% 10/15/2018	13,495,000	13,541,963
2014-2 B — 1.62% 2/15/2019	9,462,000	9,505,902
2014-5 B — 1.76% 9/16/2019	8,018,000	8,029,701
2013-3 C — 1.81% 4/15/2019	13,345,000	13,414,872
2014-4 B — 1.82% 5/15/2019	2,255,000	2,255,965
2015-1 B — 1.97% 11/15/2019	22,861,000	22,908,462
2015-3 B — 2.07% 3/16/2020	17,374,000	17,372,480
2013-4 B — 2.16% 1/15/2020	11,218,000	11,294,588
2012-3 D — 3.64% 5/15/2018	37,461,000	38,415,551
2012-2 D — 3.87% 2/15/2018	10,103,000	10,319,425
Toyota Auto Receivables Owner Trust 2014-A A3 — 0.67% 12/15/2017	35,000,000	34,991,037
Westlake Automobile Receivables Trust
2014-1A A2 — 0.70% 5/15/2017**	921,051	920,711
2015-1A A2 — 1.17% 3/15/2018**	19,731,000	19,685,157
2014-1A B — 1.24% 11/15/2019**	8,850,000	8,850,343
2015-1A B — 1.68% 11/16/2020**	18,501,000	18,414,702
2014-1A C — 1.70% 11/15/2019**	500,000	500,962
2015-2A B — 1.83% 1/15/2021**	15,900,000	15,898,800
2015-1A C — 2.29% 11/16/2020**	550,000	550,815
2015-2A C — 2.45% 1/15/2021**	550,000	549,988
Wheels SPV 2 LLC
2014-1A A2 — 0.84% 3/20/2023**	17,181,445	17,165,289
2015-1A A2 — 1.27% 4/22/2024**	18,109,000	18,108,060
		$1,303,058,719
Other — 17.9%
Bayview Opportunity Master Fund IIa Trust PL 2014-20NP A — 3.475% 8/28/2044**	168,879	169,198
Beacon Container Finance LLC 2012-1A A — 3.72% 9/20/2027**	453,813	461,428
Cabela’s Credit Card Master Note Trust
2012-2A A1 — 1.45% 6/15/2020**	52,666,000	52,845,280
2012-1A A1 — 1.63% 2/18/2020**	11,386,000	11,476,208
2011-4A A1 — 1.90% 10/15/2019**	31,487,000	31,848,647
2010-2A A1 — 2.29% 9/17/2018**	7,560,000	7,584,493
Capital One Multi-Asset Execution Trust 2014-A2 A2 — 1.26% 1/15/2020	21,517,000	21,585,633
CCG Receivables Trust 2014-1 A2 — 1.06% 11/15/2021**	11,746,569	11,740,928
Cerberus Onshore II CLO-2 LLC
2014-1A A — 2.175% 10/15/2023**	9,499,000	9,499,057
2014-1A B — 2.975% 10/15/2023**	6,612,000	6,572,513
GE Capital Credit Card Master Note Trust — 1.00% 3/15/2020	15,486,918	15,551,266
Golden Credit Card Trust 2012-2A A1 — 1.77% 1/15/2019**	31,192,000	31,510,068
HFG Healthco-4 LLC 2011-1A A — 2.434% 6/2/2017**	17,140,000	17,403,905
HLSS Servicer Advance Receivables Backed Notes Series
2013-T5 AT5 — 1.979% 8/15/2046**	12,781,000	12,796,976
2013-T5 BT5 — 2.276% 8/15/2046**	9,300,000	9,221,531
HLSS Servicer Advance Receivables Trust
2013-T1 A2 — 1.495% 1/16/2046**	24,512,000	24,504,646
2013-T1 B2 — 1.744% 1/16/2046**	5,750,000	5,723,047
2012-T2 A2 — 1.99% 10/15/2045**	10,152,000	10,167,863
2012-T2 B2 — 2.48% 10/15/2045**	14,078,000	14,060,403
John Deere Owner Trust 2013-B A4 — 1.39% 12/16/2019	13,312,000	13,386,901
Kubota Credit Owner Trust 2014-1A A2 — 0.58% 2/15/2017**	3,808,261	3,807,798
MMAF Equipment Finance LLC
2013-AA A2 — 0.69% 5/9/2016**	2,007,441	2,007,475
2012-AA A3 — 0.94% 8/10/2016**	3,113,542	3,114,330

2015-AA A2 — 0.96% 9/18/2017**	$25,924,000	$25,949,349
2013-AA A3 — 1.03% 12/11/2017**	25,535,000	25,576,826
2012-AA A4 — 1.35% 10/10/2018**	2,204,000	2,213,410
Nationstar HECM Loan Trust A 2014-1A A — 4.50% 11/25/2017**	24,806,924	24,807,669
Normandy Mortgage Loan Co. LLC 2013-NPL3 A — 4.949% 9/16/2043**	19,422,379	19,398,884
Ocwen Freddie Advance Funding LLC 2015-T1 AT1 — 2.062% 11/15/2045**††	12,202,000	12,202,000
PFS Financing Corp.
2014-AA A — 0.786% 2/15/2019**	28,000,000	27,986,983
2014-BA A — 0.786% 10/15/2019**	22,141,000	22,130,476
2015-AA A — 0.806% 4/15/2020**	28,305,000	28,289,664
2015-AA B — 1.086% 4/15/2020**	500,000	499,884
Progreso Receivables Funding I LLC 2013-A A — 4.00% 7/9/2018**	15,371,000	15,489,941
Progreso Receivables Funding II LLC 2014-A A — 3.50% 7/8/2019**	9,735,000	9,788,038
RMAT 2015 PR1 LLC RMAT — 1.00% 6/25/2035††	38,087,000	38,122,726
Stanwich Mortgage Loan Co. LLC 2013-NPL2 A — 3.228% 4/16/2059**	19,530,410	19,527,082
Stanwich Mortgage Loan Trust Series
2009-2 A — 0.00% 2/15/2049**††	207,357	92,730
2011-1 A — 2.82% 8/15/2050**††	2,367,668	1,248,777
2011-2 A — 10.237% 9/15/2050**††	1,750,362	936,801
2010-2 A — 10.571% 2/28/2057**††	2,180,052	1,099,182
2010-4 A — 13.365% 8/31/2049**††	1,600,544	808,275
2010-3 A — 20.135% 7/31/2038**††	1,429,848	715,353
2010-1 A — 55.579% 9/30/2047**††	412,341	208,562
STORE Master Funding LLC 2012-1A A — 5.77% 8/20/2042**	479,914	514,890
Sunset Mortgage Loan Co. LLC
2014-NPL1 A — 3.228% 8/16/2044**	32,825,887	32,749,101
2014-NPL2 A — 3.721% 11/16/2044**	43,981,624	44,163,260
Synchrony Credit Card Master Note Trust 2012-6 A — 1.36% 8/17/2020	57,527,000	57,489,602
Truman Capital Mortgage Loan Trust
2014-NPL3 A1 — 3.125% 4/25/2053**	4,304,639	4,287,421
2014-NPL2 A1 — 3.125% 6/25/2054**	4,086,233	4,069,888
Vericrest Opportunity Loan Trust 2015-NPL9 A1 — 3.50% 6/26/2045**††	35,945,000	35,922,534
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045**††	40,157,000	40,131,902
VOLT XXVII LLC 2014-NPL7 A1 — 3.375% 8/27/2057**	53,335,587	53,230,921
VOLT XXXIII LLC 2015-NPL5 A1 — 3.50% 3/25/2055**	54,859,769	54,788,347
VOLT XXXIV LLC 2015-NPL7 A1 — 3.25% 2/25/2055**	33,987,205	33,902,189
Volvo Financial Equipment LLC Series 2013-1A B — 1.24% 8/15/2019**	1,500,000	1,497,069
Volvo Financial Equipment LLC Series A 2015-1A A2 — 0.95% 11/15/2017**	40,215,000	40,236,065
		$997,115,395
TOTAL ASSET-BACKED SECURITIES		$2,300,174,114

Corporate Bonds & Notes — 7.8%
Basic Materials — 0.9%
Thompson Creek Metals Co., Inc. — 9.75% 12/1/2017	$49,274,000	$51,244,960

Communications — 0.9%
Unison Ground Lease Funding LLC
— 9.522% 4/15/2040**	19,600,000	21,811,664
— 5.78% 3/15/2043**††	10,932,000	10,985,239
— 6.268% 3/15/2043**	3,768,000	3,721,390
WCP ISSUER LLC — 6.657% 8/15/2043**††	15,711,000	16,626,323
		$53,144,616

Consumer, Cyclical — 2.8%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$1,224,643	$1,269,808
HD Supply, Inc. — 11.00% 4/15/2020	37,556,000	41,889,962
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010††	23,450,793	15,477,523
Northwest Airlines 2000-1 Class G Pass Through Trust — 7.15% 4/1/2021	13,952,508	14,667,574
US Airways 1998-1B Pass Through Trust — 7.35% 7/30/2019	5,963,399	5,680,138
US Airways 1998-1C Pass Through Trust — 6.82% 1/30/2019	9,381,579	8,244,063
US Airways 1999-1C Pass Through Trust — 7.96% 7/20/2019	15,022,669	13,370,175
Algeco Scotsman Global Finance plc — 8.50% 10/15/2018**	57,460,000	55,448,900
		$156,048,143
Consumer, Non-cyclical — 0.2%
InSite Issuer LLC — 8.595% 8/15/2043**††	11,901,000	12,585,069
Diversified — 0.9%
PT Boart Longyear Management Pty Ltd. — 10.00% 10/1/2018**	51,802,000	49,665,168
Energy — 0.1%
Atwood Oceanics, Inc. — 6.50% 2/1/2020	4,318,000	4,157,370
Financial — 0.3%
N671US Trust — 7.50% 9/15/2020**††	14,568,743	14,605,165
Industrial — 1.7%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu — 7.875% 8/15/2019	71,693,000	74,560,720
Air 2 US
— 8.027% 10/1/2020**	7,308,330	7,586,960
— 10.127% 10/1/2020**††	39,258,228	10,158,066
		$92,305,746
TOTAL CORPORATE BONDS & NOTES		$433,756,237

Corporate Bank Debt — 2.0%
HD SUPPLY, Inc. TERM LOAN B — 1.00% 6/28/2018	7,283,498	7,259,098
La Frontera Generation Term Loan B — 4.50% 9/30/2020	27,397,305	27,193,469
OCI Beaumont LLC Term Loan B — 5.00% 8/20/2019	20,855,888	21,079,046
OSG International Term Loan B — 5.75% 3/7/2019	31,286,577	31,363,542
Scientific Games International Term Loan B2 — 6.00% 10/1/2021	23,842,483	23,876,577
TOTAL CORPORATE BANK DEBT		$110,771,732

Municipals — 0.1%
Panhandle-Plains Student Finance Corp. Rev., (STUDENT LN REV NT SR 2001A-2 A), — 1.686% 12/1/2031††	7,800,000	7,722,000

U.S. Treasuries — 10.7%
Federal Home Loan Bank
— 0.00% 9/17/2015	25,000,000	24,998,370
— 0.00% 9/21/2015	25,000,000	24,998,205
U.S. Treasury Notes
— 0.084% 4/30/2016	85,000,000	85,016,762
— 0.085% 7/31/2016	20,000,000	20,005,494
— 0.25% 10/15/2015	105,000,000	105,056,396
— 0.25% 11/30/2015	150,000,000	150,093,015
— 0.25% 12/15/2015	50,000,000	50,032,225

— 0.375% 1/15/2016	$135,000,000	$135,185,233
TOTAL U.S. TREASURIES		$595,385,700

TOTAL BONDS & DEBENTURES (Cost $5,734,189,261)		$5,560,954,198

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $5,734,189,261)		$5,560,954,198

Short-term Investments — 0.6%
Exxon Mobil Corporation — 0.05% 7/1/2015	33,720,000	$33,720,000
State Street Bank Repurchase Agreement — 0.00% 7/1/2015 (Dated 06/30/2015, repurchase price of $254,000, collateralized by $230,000 principal amount U.S. Treasury Bond - 3.75% 2043, fair value $259,325)	254,000	254,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,974,000)		$33,974,000

TOTAL INVESTMENTS — 100.3% (Cost $5,768,163,261)		$5,594,928,198
Other Assets And Liabilities, net — (0.3)%		(17,845,429)
NET ASSETS — 100.0% — NOTE 2		$5,577,082,769

**Restricted securities. These restricted securities constituted 34.44% of total net assets at June 30, 2015, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

††These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 1.10% of total net assets at June 30, 2015

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets

A10 Term Asset Financing LLC 2013-2 A	10/30/2013, 7/31/2014	$8,428,886	$8,463,783	0.15%
ARI Fleet Lease Trust 2015-A A2		11,653,568	11,640,075	0.21%
Air 2 US	7/1/2014, 10/27/2014	9,393,666	10,158,066	0.18%
Air 2 US	7/24/2014, 8/22/2014, 2/12/2015	7,961,654	7,586,960	0.14%

Algeco Scotsman Global Finance plc	9/4/2014, 9/9/2014, 9/15/2014, 9/22/2014, 9/26/2014, 9/29/2014, 10/2/2014, 10/14/2014, 10/15/2014, 11/13/2014, 11/19/2014, 11/20/2014, 11/21/2014, 12/1/2014, 12/3/2014, 12/8/2014, 12/10/2014	59,081,514	55,448,900	0.99%
American Credit Acceptance Receivables Trust 2014-2 A	04/15/2014	3,326,941	3,056,457	0.05%
American Credit Acceptance Receivables Trust 2014-1 A	01/07/2014	995,067	870,499	0.02%
Banc of America Large Loan Ball 2009 FDG C	03/31/2015	23,888,137	23,625,260	0.42%
Bayview Opportunity Master Fund IIa Trust PL 2014-20NP A	08/19/2014	168,879	169,198	0.00%
Beacon Container Finance LLC 2012-1A A	05/01/2014	463,172	461,428	0.01%
CCG Receivables Trust 2014-1 A2	5/6/2014, 3/31/15	11,740,074	11,740,928	0.21%
COMM Mortgage Trust 2012-9W57 A		54,579,171	54,523,572	0.98%
COMM Mortgage Trust 2001-J2A D		6,795,997	6,748,984	0.12%
COMM Mortgage Trust 2001-J2A C		3,377,585	3,357,421	0.06%
Cabela’s Credit Card Master Note Trust 2012-2A A1	03/11/2015	52,884,760	52,845,280	0.95%
Cabela’s Credit Card Master Note Trust 2011-4A A1	3/11/2015, 3/30/2015	31,899,309	31,848,647	0.57%
Cabela’s Credit Card Master Note Trust 2012-1A A1	03/19/2015	11,486,566	11,476,208	0.21%
Cabela’s Credit Card Master Note Trust 2010-2A A1	05/22/2014	7,734,825	7,584,493	0.14%
Cerberus Onshore II CLO-2 LLC 2014-1A A	11/20/2014, 2/12/2015	9,499,229	9,499,057	0.17%
Cerberus Onshore II CLO-2 LLC 2014-1A B	11/20/2014	6,556,309	6,572,513	0.12%
Chesapeake Funding LLC 2014-1A A	03/04/2014	26,551,730	26,531,004	0.48%
Citigroup Mortgage Loan Trust 2014-A A	02/24/2014	20,817,745	20,712,937	0.37%
Credit Acceptance Auto Loan Trust 2014-2A A	03/02/2015	16,263,304	16,268,225	0.29%
Credit Acceptance Auto Loan Trust 2014-1A B		12,061,377	12,076,490	0.22%
Credit Acceptance Auto Loan Trust 2014-2A B	09/18/2014	8,637,455	8,671,602	0.16%
DT Auto Owner Trust 2015-2A B		29,669,140	29,685,501	0.53%
DT Auto Owner Trust 2014-2A B	04/09/2014	9,383,911	9,393,607	0.17%
DT Auto Owner Trust 2014-1A B	01/14/2014	5,729,040	5,732,797	0.10%
DT Auto Owner Trust 2015-1A B		4,020,044	4,011,597	0.07%
DT Auto Owner Trust 2013-2A B	09/17/2013	3,825,407	3,827,972	0.07%

DT Auto Owner Trust 2014-2A A	04/09/2014	3,248,603	3,248,229	0.06%
DT Auto Owner Trust 2014-1A A	08/28/2014	6,465	6,465	0.00%
Del Coronado Trust 2013-DEL MZ 2013-HDMZ M	4/1/2013, 11/13/2013, 2/12/2015	9,516,719	9,491,719	0.17%
Enterprise Fleet Financing LLC 2014-2 A2	8/26/2014, 3/25/2015	44,569,625	44,564,982	0.80%
Enterprise Fleet Financing LLC 2014-1 A2		32,348,543	32,356,837	0.58%
Enterprise Fleet Financing LLC 2012-2 A2	08/26/2014	382,221	381,934	0.01%
Exeter Automobile Receivables Trust 2014-1A A	1/29/2014, 5/2/2014	13,900,527	13,920,382	0.25%
Exeter Automobile Receivables Trust 2013-2A A	09/11/2013	4,509,394	4,514,739	0.08%
Exeter Automobile Receivables Trust 2014-2A A	05/20/2014	4,487,846	4,478,870	0.08%
First Investors Auto Owner Trust 2014-2A A2	08/06/2014	15,943,657	15,938,327	0.29%
First Investors Auto Owner Trust 2015-1A A2		11,336,761	11,324,799	0.20%
First Investors Auto Owner Trust 2014-1A A3	04/03/2014	9,497,992	9,528,918	0.17%
First Investors Auto Owner Trust 2014-1A A2	08/28/2014	1,721,870	1,721,808	0.03%
First Investors Auto Owner Trust 2013-3A A2	11/06/2013	421,845	421,902	0.01%
Golden Credit Card Trust 2012-2A A1		31,561,674	31,510,068	0.56%
HFG Healthco-4 LLC 2011-1A A	5/26/2011, 9/22/2011, 2/18/2015	17,174,176	17,403,905	0.31%
HLSS Servicer Advance Receivables Backed Notes Series 2013-T5 AT5		12,797,975	12,796,976	0.23%
HLSS Servicer Advance Receivables Backed Notes Series 2013-T5 BT5	02/12/2014	9,333,425	9,221,531	0.16%
HLSS Servicer Advance Receivables Trust 2013-T1 A2	2/12/2014, 2/13/2014	24,541,782	24,504,646	0.44%
HLSS Servicer Advance Receivables Trust 2012-T2 B2	2/13/2014, 2/14/2014	14,266,672	14,060,403	0.25%
HLSS Servicer Advance Receivables Trust 2012-T2 A2		10,172,304	10,167,863	0.18%
HLSS Servicer Advance Receivables Trust 2013-T1 B2	02/14/2014	5,746,406	5,723,047	0.10%
Hyundai Auto Lease Securitization Trust 2015-A A2	03/04/2015	29,431,653	29,456,629	0.53%
Hyundai Auto Lease Securitization Trust 2014-B A4		3,137,845	3,134,008	0.06%
InSite Issuer LLC	8/19/2013, 2/12/2015	11,921,560	12,585,069	0.23%
Kubota Credit Owner Trust 2014-1A A2	04/15/2014	3,807,919	3,807,798	0.07%
MMAF Equipment Finance LLC 2015-AA A2		25,921,781	25,949,349	0.46%
MMAF Equipment Finance LLC 2013-AA A3	03/26/2015	25,563,277	25,576,826	0.46%
MMAF Equipment Finance LLC 2012-AA A3	04/28/2014	3,772,012	3,114,330	0.06%
MMAF Equipment Finance LLC 2012-AA A4		2,208,649	2,213,410	0.04%
MMAF Equipment Finance LLC 2013-AA A2	8/7/2013, 5/1/2014	2,386,977	2,007,475	0.04%

Monty Parent Issuer 1 LLC 2013-LTR1 B	11/14/2013, 1/27/2015, 2/12/2015	8,772,720	8,795,955	0.16%
N671US Trust	08/16/2012	14,568,743	14,605,165	0.26%
Nationstar HECM Loan Trust A 2014-1A A	12/9/2014, 2/12/2015	24,806,777	24,807,669	0.44%
Normandy Mortgage Loan Co. LLC 2013-NPL3 A	8/28/2013, 2/12/2015	19,421,349	19,398,884	0.35%
Ocwen Freddie Advance Funding LLC 2015-T1 AT1		12,201,999	12,202,000	0.22%
Ores NPL LLC 2014-LV3 B	3/21/2014, 2/12/2015	49,839,848	49,982,492	0.90%
PFS Financing Corp. 2015-AA A		28,305,000	28,289,664	0.51%
PFS Financing Corp. 2014-AA A	02/04/2014	28,000,312	27,986,983	0.50%
PFS Financing Corp. 2014-BA A	10/7/2015, 2/18/2015	22,136,973	22,130,476	0.40%
PFS Financing Corp. 2015-AA B		500,000	499,884	0.01%
PT Boart Longyear Management Pty Ltd.	9/20/2013, 9/24/2014, 10/6/2014, 10/24/2014, 11/13/2014, 11/21/2014, 12/5/2014, 12/10/2014, 2/20/2015, 3/2/2015	53,424,793	49,665,168	0.89%
Porsche Financial Auto Securitization Trust 2014-1 A2	05/14/2014	4,050,535	4,050,716	0.07%
Porsche Innovative Lease Owner Trust 2014-1 A4	03/02/2015	15,257,171	15,284,250	0.27%
Prestige Auto Receivables Trust 2014-1A A3	03/18/2014	17,249,017	17,241,102	0.31%
Prestige Auto Receivables Trust 2015-1 A3	03/18/2015	17,143,354	17,074,032	0.31%
Prestige Auto Receivables Trust 2015-1 B	03/18/2015	10,394,352	10,319,752	0.18%
Prestige Auto Receivables Trust 2014-1A A2	03/18/2014	7,940,990	7,942,309	0.14%
Prestige Auto Receivables Trust 2013-1A A3	09/12/2014	4,643,608	4,632,233	0.08%
Prestige Auto Receivables Trust 2012-1A B	07/17/2014	3,929,691	3,879,406	0.07%
Prestige Auto Receivables Trust 2013-1A A2	8/27/2013, 10/10/2013	2,230,552	2,231,258	0.04%
Progreso Receivables Funding I LLC 2013-A A	6/14/2013, 2/12/2015	15,373,903	15,489,941	0.28%
Progreso Receivables Funding II LLC 2014-A A	6/18/2014, 2/12/2015	9,735,092	9,788,038	0.18%
Rialto Capital Management LLC 2015-LT7 B		17,715,947	17,716,000	0.32%
Rialto Capital Management LLC 2014-LT6 B	9/17/2014, 2/12/2015	10,041,313	10,045,381	0.18%
Rialto Capital Management LLC 2014-LT5 B	11/20/2014	7,430,530	7,374,940	0.13%
RiverView HECM Trust 2007-1 A	1/9/2013, 2/12/2015	29,518,193	28,318,088	0.51%
STORE Master Funding LLC 2012-1A A	08/31/2012	478,396	514,890	0.01%
Santander Drive Auto Receivables Trust 2012-AA B	5/13/2014, 8/22/2014	11,075,542	11,030,635	0.20%
Stanwich Mortgage Loan Co. LLC 2013-NPL2 A	2/15/2013, 8/21/2013, 2/12/2015	19,530,302	19,527,082	0.35%

Stanwich Mortgage Loan Trust Series 2011-1 A	5/10/2011, 9/22/2011	1,248,777	1,248,777	0.02%
Stanwich Mortgage Loan Trust Series 2010-2 A	5/21/2010, 9/22/2011	1,145,523	1,099,182	0.02%
Stanwich Mortgage Loan Trust Series 2011-2 A	6/10/2011, 9/22/2011	936,801	936,801	0.02%
Stanwich Mortgage Loan Trust Series 2010-4 A	8/4/2010, 9/22/2011	745,290	808,275	0.01%
Stanwich Mortgage Loan Trust Series 2010-3 A	6/2/2010, 9/22/2011	686,482	715,353	0.01%
Stanwich Mortgage Loan Trust Series 2010-1 A	4/22/2010, 9/22/2011	214,398	208,562	0.00%
Stanwich Mortgage Loan Trust Series 2009-2 A	9/22/2011, 7/1/2013	92,042	92,730	0.00%
Sunset Mortgage Loan Co. LLC 2014-NPL2 A	11/25/2014	43,981,624	44,163,260	0.79%
Sunset Mortgage Loan Co. LLC 2014-NPL1 A	8/21/2014, 2/12/2015	32,724,727	32,749,101	0.59%
Towd Point Mortgage Trust 2015-1 2015-2 1A1		56,530,447	56,528,278	1.01%
Towd Point Mortgage Trust 2015-1 2015-2 2A1		53,627,069	53,627,177	0.96%
Truman Capital Mortgage Loan Trust 2014-NPL3 A1	9/9/2014, 2/12/2015	4,298,951	4,287,421	0.08%
Truman Capital Mortgage Loan Trust 2014-NPL2 A1	9/9/2014, 2/12/2015	4,081,387	4,069,888	0.07%
Unison Ground Lease Funding LLC	3/12/2013, 7/16/2013, 2/12/2015	23,947,430	21,811,664	0.39%
Unison Ground Lease Funding LLC	3/12/2013, 2/12/2015	10,796,760	10,985,239	0.20%
Unison Ground Lease Funding LLC	12/13/2012, 2/12/2015	3,766,986	3,721,390	0.07%
VFC LLC 2014-2 B	07/09/2014	6,178,828	6,194,375	0.11%
VOLT XXV LLC 2015-NPL8 A1		40,112,606	40,131,902	0.72%
VOLT XXVII LLC 2014-NPL7 A1	10/24/2014	53,268,075	53,230,921	0.95%
VOLT XXXIII LLC 2015-NPL5 A1	03/13/2015	54,804,465	54,788,347	0.98%
VOLT XXXIV LLC 2015-NPL7 A1		33,951,651	33,902,189	0.61%
Vericrest Opportunity Loan Trust 2015-NPL9 A1		35,910,694	35,922,534	0.64%
Volvo Financial Equipment LLC Series 2013-1A B		1,493,613	1,497,069	0.03%
Volvo Financial Equipment LLC Series A 2015-1A A2	03/11/2015	40,211,606	40,236,065	0.72%
WCP ISSUER LLC	8/1/2013, 2/12/2015	15,736,076	16,626,323	0.30%
Westlake Automobile Receivables Trust 2015-1A A2	03/04/2015	19,735,994	19,685,157	0.35%
Westlake Automobile Receivables Trust 2015-1A B	03/04/2015	18,513,955	18,414,702	0.33%
Westlake Automobile Receivables Trust 2015-2A B		15,898,323	15,898,800	0.28%
Westlake Automobile Receivables Trust 2014-1A B	05/20/2014	8,851,569	8,850,343	0.16%
Westlake Automobile Receivables Trust 2014-1A A2	05/20/2014	920,985	920,711	0.02%

Westlake Automobile Receivables Trust 2015-1A C	03/04/2015	549,903	550,815	0.01%
Westlake Automobile Receivables Trust 2015-2A C		549,972	549,988	0.01%
Westlake Automobile Receivables Trust 2014-1A C	05/20/2014	499,931	500,962	0.01%
Wheels SPV 2 LLC 2015-1A A2		18,106,840	18,108,060	0.32%
Wheels SPV 2 LLC 2014-1A A2	5/13/2014, 2/18/2015, 3/27/2015	17,173,053	17,165,289	0.31%
TOTAL RESTRICTED SECURITIES		$1,931,522,452	$1,920,774,748	34.44%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2015:

FPA NEW INCOME INC.

PORTFOLIO OF INVESTMENTS

June 30, 2015

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities
Agency	$—	$62,244,147	$—	$62,244,147
Agency Stripped	—	555,447,323	—	555,447,323
Non-agency	—	244,068,883	25,090,940	269,159,823
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	633,977,663	—	633,977,663
Agency Pool Adjustable Rate	—	2,033,777	—	2,033,777
Agency Pool Fixed Rate	—	349,139,913	—	349,139,913
Agency Stripped	—	77,043,101	—	77,043,101
Non-agency Collateralized Mortgage Obligation	—	164,098,668	—	164,098,668
Asset-Backed Securities
Auto	—	1,303,058,719	—	1,303,058,719
Other	—	865,626,553	131,488,842	997,115,395
Corporate Bonds & Notes	—	353,318,852	80,437,385	433,756,237
Corporate Bank Debt	—	110,771,732	—	110,771,732
Municipals	—	—	7,722,000	7,722,000
U.S. Treasuries	—	595,385,700	—	595,385,700
Short-term Investments	—	33,974,000	—	33,974,000
	$—	$5,350,189,031	$244,739,167	$5,594,928,198

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2015:

Investment	Beginning Value at September 30, 2014	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In(Out)	Ending Value at June 30, 2015	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at June 30, 2015
Commercial Mortgage-Backed Non-Agency	$11,753,254	$290,701	$25,146,485	$(12,099,500)	$—	$25,090,940	$(55,537)
Residential Mortgage-Backed Agency Collateralized Mortgage Obligation	133,850,731	(1,007,575)	—	(132,843,156)	—	—	—
Asset-Backed Securities-Other	84,422,299	1,463,855	128,364,781	(29,727,922)	(53,034,171)	131,488,842	147,853
Corporate Bonds & Notes	75,163,053	(1,300,648)	12,739,992	(6,165,011)	—	80,437,385	(1,165,971)
Municipals	5,811,500	39,000	1,871,500	—	—	7,722,000	39,000
	$311,000,837	$(514,667)	$168,122,758	$(180,835,589)	$(53,034,171)	$244,739,167	$(1,034,654)

*    Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors.  The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Level 1 and 2.  There were transfers of $53,034,171 out of Level 3 into Level 2 during the period ended June 30, 2015.  The transfers out are a result of our pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of June 30, 2015:

	Fair Value at	Valuation	Unobservable
Financial Assets	June 30, 2015	Technique(s)	Inputs	Price/Range
Commercial Mortgage-Backed Non-Agency	$25,090,940	Third-Party Broker Quote*	Quotes/Prices	$99.5-$100.00
Asset-Backed Securities-Other	$5,109,680	Pricing Model**	Prices	$44.72 - $65.55 $(52.18)
			Discount	0%-12.8% (3.3)%
	$126,379,162	Third-Party Broker Quote*	Quotes/Prices	$99.94 - $100.09
Corporate Bonds & Notes	$80,437,385	Third-Party Broker Quote*	Quotes/Prices	$25.88- $105.83
Municipals	$7,722,000	Third-Party Broker Quote*	Quotes/Prices	$99.00

*          The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

**        The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2015 (excluding short-term investments), was $5,746,100,228 for federal income tax purposes.  Net Unrealized depreciation consists of:

Gross unrealized appreciation:	$14,469,766
Gross unrealized depreciation:	(199,615,796)
Net unrealized depreciation:	$(185,146,030)

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	August 31, 2015

By:	/s/ E. Lake Setzler III
E. Lake Setzler III
Treasurer (principal financial officer)

Date:	August 31, 2015